Mineral Exploration Properties (Details)		1 Months Ended	2 Months Ended	12 Months Ended						0 Months Ended	1 Months Ended	12 Months Ended						0 Months Ended	12 Months Ended				36 Months Ended	48 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012 Net Smelter Return [Member] CAD	Nov. 30, 2009 Pires Gold Project [Member] Brazil [Member]	Dec. 31, 2009 Pires Gold Project [Member] Brazil [Member] USD ($)	Dec. 31, 2012 Pires Gold Project [Member] Brazil [Member] CAD	Jul. 14, 2011 Pires Gold Project [Member] Brazil [Member]	Dec. 31, 2010 Pires Gold Project [Member] Brazil [Member] CAD	Jun. 30, 2012 Pires Gold Project [Member] Brazil [Member] CAD	Mar. 30, 2012 Pires Gold Project [Member] Brazil [Member] CAD	Jun. 17, 2009 Pires Gold Project [Member] Brazil [Member]	Jun. 24, 2009 Pires Gold Project [Member] Milestone One of Property Acquisition [Member] Brazil [Member] USD ($)	Aug. 01, 2009 Pires Gold Project [Member] Milestone One of Property Acquisition [Member] Brazil [Member] USD ($)	May 31, 2010 Pires Gold Project [Member] Milestone One of Property Acquisition [Member] Brazil [Member] USD ($)	Dec. 31, 2012 Pires Gold Project [Member] Milestone Four of Property Acquisition [Member] Brazil [Member]	Jan. 16, 2012 Pires Gold Project [Member] Milestone Three of Property Acquisition [Member] Brazil [Member] USD ($)	Jan. 16, 2011 Pires Gold Project [Member] Milestone Two of Property Acquisition [Member] Brazil [Member] USD ($)	Dec. 31, 2012 Pires Gold Project [Member] Twenty Percent of Property Interest [Member] Milestone Four of Property Acquisition [Member] Brazil [Member] USD ($)	Dec. 31, 2012 Pires Gold Project [Member] Five Percent of Property Interest [Member] Milestone Four of Property Acquisition [Member] Brazil [Member] USD ($)	Mar. 25, 2005 Doran Property [Member] Quebec [Member]	Dec. 31, 2012 Doran Property [Member] Quebec [Member]	Mar. 15, 2008 Doran Property [Member] Quebec [Member] CAD	Mar. 15, 2007 Doran Property [Member] Quebec [Member] CAD	Mar. 15, 2006 Doran Property [Member] Quebec [Member] CAD	Mar. 15, 2008 Doran Property [Member] Quebec [Member] CAD	Feb. 13, 2011 Doran Property [Member] Quebec [Member] CAD	Mar. 15, 2005 Doran Property [Member] Quebec [Member]	Feb. 13, 2011 Doran Property [Member] Twenty Percent of Property Interest [Member] Quebec [Member] CAD	Feb. 13, 2008 Doran Property [Member] Twenty Percent of Property Interest [Member] Quebec [Member] CAD	Feb. 13, 2010 Doran Property [Member] Fifteen Percent of Property Interest [Member] Quebec [Member] CAD	Feb. 13, 2009 Doran Property [Member] Fifteen Percent of Property Interest [Member] Quebec [Member] CAD	Mar. 14, 2012 USD [Member] Pires Gold Project [Member] Brazil [Member] USD ($)	Mar. 30, 2012 USD [Member] Pires Gold Project [Member] Ten percent of property interest [Member] Brazil [Member] USD ($)
Maximum Percentage of option to acquire interest in Business Unit	25.00%								100.00%										35.00%						100.00%
Percentage of property acquire												40.00%	25.00%	15.00%	20.00%									70.00%
Amount pay to optionor to property acquire										$ 25,000	$ 25,000	$ 50,000		$ 100,000	$ 100,000	$ 100,000	$ 200,000
Minimum expenditures on exploration of the property												50,000		100,000	100,000
Exploration expenditures in Captial stock			62,260
Expenditures in obligation to issue shares			62,260
Funds to be spent on qualifying expenditures				2,000,000
Purchase of three-fifths of the NSR	1,750,000
Amount received in execution of the definitive agreement				75,000
Amount recevied in reduction of mineral property costs						75,000
Assets sold under agreements to repurchase carrying amounts							100,480																							100,000
Percentage repurchase of Letter of Intent					25.00%
Asset agree to Repurchase								10,000																							10,000
Issuance treasury stock				300,000
Fair value of commom share								0.05
Net recovery				70,169
Net of other costs				5,311
Cash payments in certain mineral properties																						220,000		100,000
Issuance of common shares		300,000	150,000			150,000												12,500		25,000	25,000	12,500	75,000
Expenditure on the Doran Property																				500,000	300,000	200,000	1,000,000	5,000,000		2,000,000	500,000	1,500,000	1,000,000
common shares paid																		35,000		75,000	75,000	35,000
common shares issued		300,000	150,000			150,000												12,500		25,000	25,000	12,500	75,000
No. of claims																			18
Number of claims Pending																			15